OTHER COMMITMENTS AND CONTINGENCIES (Details) £ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 vessel	Dec. 31, 2016 tax_lease	Dec. 31, 2015 USD ($) vessel
Commitments and Contingencies Disclosure [Abstract]
Carrying value of vessels and equipment secured against long-term loans and capital leases	$ 1,622,416,000				$ 1,847,403,000
Number of tax leases			1	1	1
Accrued gain or loss on terminated contracts	1,700,000
Indonesia | NR Satu Related Claim | Foreign Tax Authority
Loss Contingencies
Range of exposure	24,000,000
Minimum
Loss Contingencies
Range of exposure	0
Maximum
Loss Contingencies
Range of exposure	$ 26,000,000
Maximum | UNITED KINGDOM
Loss Contingencies
Range of exposure | £		£ 22.0